westcore trust

Westcore MIDCO Growth Fund

Westcore Blue Chip Fund

Westcore Growth Fund

Westcore Small-Cap Opportunity Fund

Westcore Mid-Cap Value Fund

Westcore Select Fund

Westcore International Frontier Fund

Westcore Small-Cap Value Fund

Westcore Flexible Income Fund

Westcore Plus Bond Fund

Westcore Colorado Tax-Exempt Fund

SUPPLEMENT DATED NOVEMBER 30, 2007
TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2007

The following information supplements and should be read in conjunction with the information provided in the Funds' Statement of Additional Information dated April 30, 2007.

  The section regarding the Secretary on page 43 should be replaced in its entirety with the following.
Name, Address and Age[1]	Position(s) Held with The Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
JoEllen L. Legg Age 46 1290 Broadway, Suite 1100 Denver, CO 80203	Secretary	Since November 15, 2007

Ms. Legg joined ALPS Fund Services in 2007 as Associate Counsel.  She served as Senior Counsel Law (Corporate & Securities) for Adelphia Communications Corporation from 2005 to 2007.  Prior to this she held Associate positions at Patton Boggs LLP from 2004 to 2005 and at Fried, Frank, Harris, Shriver & Jacobson LLP from 1998 to 2004.